Fees Summary	Jun. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,587,225,795.5
Previously Paid Amount
Total Fee Amount	396,104.26
Total Offset Amount
Net Fee	$ 396,104.26